GOLD TRACK
                                           SUPPLEMENT DATED NOVEMBER 11, 2002 TO
                                                    PROSPECTUS DATED MAY 1, 2002

The following replaces the information contained in your Gold Track contract prospectus. Please retain this supplement and keep it with the contract prospectus for future reference.

EFFECTIVE JANUARY 2, 2003, the Dreyfus Variable Investment Fund: Small Cap Portfolio is changing its name to the Developing Leaders Portfolio and modifying its investment policies. Therefore, on January 2, 2003, all references to the "Small Cap Portfolio" are replaced with "Developing Leaders Portfolio" and the information contained in "The Variable Funding Options" section is replaced with the following:

             FUNDING                                  INVESTMENT                                   INVESTMENT
              OPTION                                   OBJECTIVE                               ADVISER/SUBADVISER
-----------------------------------  ----------------------------------------------  ---------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
   Developing Leaders Portfolio--    Seeks to maximize capital appreciation. The     The Dreyfus Corporation
     Initial Shares                  Fund normally invests in companies with
                                     market capitalizations of less than $2
                                     billion at the time of purchase.


L - 19935                                                      November 11, 2002

                                                               GOLD TRACK SELECT
                                           SUPPLEMENT DATED NOVEMBER 11, 2002 TO
                                                    PROSPECTUS DATED MAY 1, 2002


The following replaces the information contained in your Gold Track Select contract prospectus. Please retain this supplement and keep it with the contract prospectus for future reference.


EFFECTIVE JANUARY 2, 2003, the Dreyfus Variable Investment Fund: Small Cap Portfolio is changing its name to the Developing Leaders Portfolio and modifying its investment policies. Therefore, on January 2, 2003, all references to the "Small Cap Portfolio" are replaced with "Developing Leaders Portfolio" and the information contained in "The Variable Funding Options" section is replaced with the following:

             FUNDING                                  INVESTMENT                                   INVESTMENT
              OPTION                                   OBJECTIVE                               ADVISER/SUBADVISER
-----------------------------------  ----------------------------------------------  ---------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
   Developing Leaders Portfolio--    Seeks to maximize capital appreciation. The     The Dreyfus Corporation
     Initial Shares                  Fund normally invests in companies with
                                     market capitalizations of less than $2
                                     billion at the time of purchase.



L - 19934                                                      November 11, 2002